Global Macro Absolute Return Advantage Portfolio

July 31, 2020

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 67.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.0%
Republic of Argentina, 3.75% to 3/31/29, 12/31/38(1)(2)	USD	17,333	$7,302,284
Republic of Argentina, 6.25%, 11/9/47(2)(3)	EUR	23,355	11,117,898
Republic of Argentina, 6.625%, 7/6/28(2)	USD	5,652	2,391,135
Republic of Argentina, 6.875%, 1/11/48(2)	USD	25,920	10,854,000

Total Argentina			$31,665,317

Bahrain — 4.1%
CBB International Sukuk Programme Co., 6.25%, 11/14/24(3)	USD	5,488	$5,966,334
Kingdom of Bahrain, 5.625%, 9/30/31(3)	USD	7,999	8,122,049
Kingdom of Bahrain, 6.125%, 7/5/22(3)	USD	8,753	9,170,291
Kingdom of Bahrain, 6.75%, 9/20/29(3)	USD	6,936	7,698,516
Kingdom of Bahrain, 7.00%, 1/26/26(3)	USD	5,769	6,494,209
Kingdom of Bahrain, 7.00%, 10/12/28(3)	USD	35,414	39,761,210
Kingdom of Bahrain, 7.375%, 5/14/30(3)	USD	38,629	44,431,076

Total Bahrain			$121,643,685

Barbados — 1.7%
Government of Barbados, 6.50%, 10/1/29(3)	USD	53,714	$51,280,851

Total Barbados			$51,280,851

Belarus — 1.3%
Republic of Belarus, 5.875%, 2/24/26(3)	USD	14,016	$13,640,819
Republic of Belarus, 6.378%, 2/24/31(3)	USD	24,910	24,109,343

Total Belarus			$37,750,162

Benin — 0.8%
Benin Government International Bond, 5.75%, 3/26/26(3)	EUR	21,263	$23,755,604

Total Benin			$23,755,604

Dominican Republic — 0.3%
Dominican Republic, 7.45%, 4/30/44(3)	USD	6,949	$7,855,844

Total Dominican Republic			$7,855,844

Egypt — 7.1%
Arab Republic of Egypt, 4.75%, 4/11/25(3)	EUR	4,866	$5,579,691
Arab Republic of Egypt, 5.625%, 4/16/30(3)	EUR	1,525	1,628,207
Arab Republic of Egypt, 6.375%, 4/11/31(3)	EUR	53,603	58,767,864
Arab Republic of Egypt, 7.50%, 1/31/27(3)	USD	27,798	29,151,401
Arab Republic of Egypt, 8.15%, 11/20/59(3)(4)	USD	25,409	23,735,055
Arab Republic of Egypt, 8.50%, 1/31/47(3)(4)	USD	12,617	12,508,494

Security	Principal Amount (000’s omitted)		Value
Arab Republic of Egypt, 8.70%, 3/1/49(3)(4)	USD	53,294	$52,948,761
Arab Republic of Egypt, 8.875%, 5/29/50(3)	USD	29,545	29,651,067

Total Egypt			$213,970,540

Gabon — 0.3%
Republic of Gabon, 6.625%, 2/6/31(3)	USD	10,840	$10,342,515

Total Gabon			$10,342,515

Georgia — 1.3%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	51,500	$15,936,212
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	8,852	2,872,584
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	12,110	3,819,353
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	6,262	2,043,060
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	43,335	14,417,162

Total Georgia			$39,088,371

Honduras — 0.7%
Republic of Honduras, 5.625%, 6/24/30(3)	USD	6,913	$7,224,085
Republic of Honduras, 6.25%, 1/19/27(3)	USD	11,447	12,448,612
Republic of Honduras, 6.25%, 1/19/27(5)	USD	439	477,413

Total Honduras			$20,150,110

Iceland — 1.6%
Republic of Iceland, 6.50%, 1/24/31	ISK	4,650,242	$46,790,025
Republic of Iceland, 8.00%, 6/12/25	ISK	32,541	307,598

Total Iceland			$47,097,623

Iraq — 0.6%
Republic of Iraq, 5.80%, 1/15/28(3)	USD	13,418	$12,505,432
Republic of Iraq, 6.752%, 3/9/23(3)	USD	5,206	4,983,444

Total Iraq			$17,488,876

Jamaica — 1.3%
Jamaica Government International Bond, 7.875%, 7/28/45	USD	28,875	$37,898,437

Total Jamaica			$37,898,437

Jordan — 0.5%
Jordan Government International Bond, 7.375%, 10/10/47(3)	USD	14,350	$15,068,118

Total Jordan			$15,068,118

Lebanon — 0.6%
Lebanese Republic, 6.25%, 11/4/24(2)(3)	USD	10,470	$1,794,035
Lebanese Republic, 6.25%, 6/12/25(2)(3)	USD	7,800	1,330,680
Lebanese Republic, 6.40%, 5/26/23(2)	USD	10,470	1,799,688
Lebanese Republic, 6.65%, 4/22/24(2)(3)	USD	29,480	4,974,750
Lebanese Republic, 6.65%, 2/26/30(2)(3)	USD	132	22,437
Lebanese Republic, 6.75%, 11/29/27(2)(3)	USD	1,056	178,781
Lebanese Republic, 6.85%, 5/25/29(2)	USD	13,921	2,336,083
Lebanese Republic, 7.00%, 12/3/24(2)	USD	4,878	824,455

Security	Principal Amount (000’s omitted)		Value
Lebanese Republic, 7.00%, 3/20/28(2)(3)	USD	7,809	$1,250,377
Lebanese Republic, 7.15%, 11/20/31(2)(3)	USD	12,224	1,940,193
Lebanese Republic, 8.20%, 5/17/33(2)	USD	4,223	680,241
Lebanese Republic, 8.25%, 5/17/34(2)	USD	3,507	563,330

Total Lebanon			$17,695,050

New Zealand — 6.2%
New Zealand Government Bond, 2.50%, 9/20/35(3)(6)	NZD	90,525	$82,504,970
New Zealand Government Bond, 2.50%, 9/20/40(3)(6)	NZD	108,709	103,780,640

Total New Zealand			$186,285,610

Romania — 6.0%
Romania Government International Bond, 2.75%, 2/26/26(3)	EUR	7,688	$9,623,004
Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	50,724	61,383,466
Romania Government International Bond, 4.625%, 4/3/49(3)(4)	EUR	77,079	109,116,591

Total Romania			$180,123,061

Serbia — 9.5%
Republic of Serbia, 3.125%, 5/15/27(3)	EUR	3,212	$4,034,239
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	6,167,590	67,534,671
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	947,330	10,122,692
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	203,397,753

Total Serbia			$285,089,355

Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(3)	USD	22,955	$12,325,687

Total Suriname			$12,325,687

Thailand — 1.6%
Thailand Government Bond, 1.25%, 3/12/28(3)(6)	THB	1,620,596	$49,477,749

Total Thailand			$49,477,749

Ukraine — 19.7%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(3)(5)(7)	USD	89,534	$79,054,045
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	2,935,403	101,535,828
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	1,447,084	51,758,894
Ukraine Government International Bond, 14.91%, 10/12/22	UAH	79,875	3,086,474
Ukraine Government International Bond, 15.84%, 2/26/25(4)	UAH	8,733,741	352,909,289
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	40,000	1,504,303

Total Ukraine			$589,848,833

Uruguay — 0.6%
Republic of Uruguay, 3.875%, 7/2/40(6)	UYU	336,675	$8,589,866
Republic of Uruguay, 4.375%, 12/15/28(6)	UYU	352,407	9,012,056

Total Uruguay			$17,601,922

Total Foreign Government Bonds (identified cost $1,933,301,138)			$2,013,503,320

Foreign Corporate Bonds — 5.3%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Silknet JSC, 11.00%, 4/2/24(3)	USD	3,388	$3,522,944

Total Georgia			$3,522,944

Iceland — 2.8%
Almenna Leigufelagid EHF, 6.65%, 1/26/28(8)	ISK	4,540,000	$37,947,274
Arion Banki HF, 6.00%, 4/12/24(3)	ISK	1,720,000	14,359,505
Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,963,167	15,623,337
Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	7,501,270
Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	1,020,000	8,180,014
WOW Air HF, 0.00%(2)(8)(9)	EUR	121	0
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)(8)(10)	EUR	5,500	0

Total Iceland			$83,611,400

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(3)	IDR	27,880,000	$1,846,678

Total Indonesia			$1,846,678

Ireland — 0.8%
Aragvi Finance International DAC, 12.00%, 4/9/24(3)	USD	21,357	$22,211,280

Total Ireland			$22,211,280

Mexico — 0.0%(11)
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(3)	USD	1,779	$877,963

Total Mexico			$877,963

Netherlands — 0.5%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(3)	USD	16,608	$15,528,480

Total Netherlands			$15,528,480

United Kingdom — 0.2%
Ellaktor Value PLC, 6.375%, 12/15/24(3)	EUR	6,410	$5,937,238

Total United Kingdom			$5,937,238

Uzbekistan — 0.8%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(3)	UZS	256,000,000	$24,971,542

Total Uzbekistan			$24,971,542

Total Foreign Corporate Bonds (identified cost $173,656,682)			$158,507,525

Sovereign Loans — 4.3%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(10)(12)		$3,233	$3,217,445

Total Ethiopia			$3,217,445

Kenya — 1.1%
Government of Kenya, Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)		$29,835	$29,142,709
Government of Kenya, Term Loan, 7.69%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(10)		4,474	4,378,007

Total Kenya			$33,520,716

Tanzania — 3.1%
Government of the United Republic of Tanzania, Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)		$29,029	$29,168,199
Government of the United Republic of Tanzania, Term Loan, 5.78%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)		62,871	63,248,280

Total Tanzania			$92,416,479

Total Sovereign Loans (identified cost $129,028,685)			$129,154,640

Senior Floating-Rate Loans — 0.0%(11)(13)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(11)
Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 18, 2020(8)(14)		$2,607	$1,381,786

Total Argentina			$1,381,786

Total Senior Floating-Rate Loans (identified cost $2,607,143)			$1,381,786

Loan Participation Notes — 1.6%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 1.6%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(3)(8)(15)	UZS	225,032,000	$22,717,921
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(3)(8)(15)	UZS	263,487,000	26,463,489

Total Uzbekistan			$49,181,410

Total Loan Participation Notes (identified cost $49,075,595)			$49,181,410

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(16)
Series 362, Class C6, 3.50%, 12/15/47	$23,196	$1,765,290
Series 2770, Class SH, 6.938%, (7.10% - 1 mo. USD LIBOR), 3/15/34(17)	1,295	325,850
Series 4791, Class JI, 4.00%, 5/15/48	32,870	2,663,746

		$4,754,886

Federal National Mortgage Association:
Interest Only:(16)
Series 424, Class C8, 3.50%, 2/25/48	$32,837	$2,430,121
Series 2010-67, Class BI, 5.50%, 6/25/25	6	209
Series 2010-109, Class PS, 6.428%, (6.60% - 1 mo. USD LIBOR), 10/25/40(17)	2,966	634,217
Series 2018-21, Class IO, 3.00%, 4/25/48	34,125	2,239,811
Series 2018-58, Class BI, 4.00%, 8/25/48	5,206	406,791

		$5,711,149

Total Collateralized Mortgage Obligations (identified cost $35,590,037)		$10,466,035

U.S. Government Guaranteed Small Business Administration Loans (18)(19) — 1.2%

Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,227	$78,450
1.88%, 10/30/42 to 12/28/42	10,698	744,039
2.13%, 1/25/43	1,691	129,620
2.38%, 11/30/42 to 3/1/43	6,119	613,174
2.389%, 11/15/32 to 4/10/43(20)	51,999	4,285,691
2.63%, 10/27/42 to 3/20/43	9,911	1,000,537
2.861%, 4/12/27 to 3/10/43(20)	100,048	10,184,178
2.88%, 10/27/42 to 2/13/43	10,397	1,195,320
3.053%, 2/2/27 to 12/17/43(20)	106,596	11,477,081
3.13%, 10/12/42 to 2/15/43	6,916	934,385
3.38%, 12/18/42	664	95,016
3.63%, 10/27/42 to 3/28/43	23,722	3,616,341

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $37,661,680)		$34,353,832

Common Stocks — 4.0%

Security	Shares	Value
Belgium — 0.0%(11)
KBC Group NV(21)	7,400	$421,921

Total Belgium		$421,921

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(21)	8,424,416	$4,952,911

Total Cyprus		$4,952,911

Security	Shares	Value
France — 0.0%(11)
BNP Paribas S.A.(21)	13,000	$524,469
Credit Agricole S.A.(21)	51,500	495,726
Societe Generale S.A.(21)	25,500	392,581

Total France		$1,412,776

Germany — 0.0%(11)
Deutsche Bank AG(21)	58,600	$526,959

Total Germany		$526,959

Greece — 0.4%
Alpha Bank AE(21)	1,784,700	$1,122,332
Eurobank Ergasias Services and Holdings S.A.(21)	3,832,200	1,637,677
Hellenic Telecommunications Organization S.A.	121,285	1,784,530
JUMBO S.A.	94,787	1,849,387
National Bank of Greece S.A.(21)	1,111,000	1,473,596
OPAP S.A.	170,909	1,548,245
Piraeus Bank S.A.(21)	1,025,200	1,414,488

Total Greece		$10,830,255

Iceland — 1.8%
Arion Banki HF(5)(21)	27,795,230	$13,598,326
Eik Fasteignafelag HF(21)	89,045,925	4,486,219
Eimskipafelag Islands HF(21)	7,866,970	8,284,284
Hagar HF(21)	27,817,695	9,961,406
Reginn HF(21)	37,885,938	4,639,054
Reitir Fasteignafelag HF	15,302,713	5,836,552
Siminn HF	148,207,338	6,729,030

Total Iceland		$53,534,871

Italy — 0.0%(11)
Intesa Sanpaolo SpA(21)	269,400	$549,130
UniCredit SpA(21)	54,000	495,609

Total Italy		$1,044,739

Netherlands — 0.0%(11)
ING Groep NV	74,100	$516,690

Total Netherlands		$516,690

Serbia — 0.1%
Komercijalna Banka AD Beograd(21)	133,148	$3,103,664

Total Serbia		$3,103,664

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.(21)	79,369,266	$17,166,232

Total Singapore		$17,166,232

Security	Shares		Value
Spain — 0.0%(11)
Banco Bilbao Vizcaya Argentaria S.A.		133,000	$414,125
Banco Santander S.A.(21)		195,000	418,172

Total Spain			$832,297

Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC		1,036,910	$3,419,526
Bank for Investment and Development of Vietnam JSC		845,160	1,337,361
Binh Minh Plastics JSC		73,100	154,843
Coteccons Construction JSC		239,670	689,183
Ho Chi Minh City Infrastructure Investment JSC(21)		1,400,400	1,049,445
Hoa Phat Group JSC		2,552,026	2,391,232
KIDO Group Corp.		55,900	72,233
Masan Group Corp.(21)		863,000	1,877,988
Mobile World Investment Corp.(21)		372,000	1,191,752
PetroVietnam Nhon Trach 2 Power JSC		859,040	754,228
Refrigeration Electrical Engineering Corp.		703,160	984,595
SSI Securities Corp.		1,394,992	816,162
Viet Capital Securities JSC		806,139	697,454
Vietnam Dairy Products JSC		701,080	3,237,106
Vietnam Prosperity JSC Bank(21)		1,746,682	1,575,643
Vietnam Technological & Commercial Joint Stock Bank(21)		1,408,200	1,179,986
Vingroup JSC(21)		1,246,080	4,714,196

Total Vietnam			$26,142,933

Total Common Stocks (identified cost $191,122,559)			$120,486,248

Warrants — 0.0%

Security	Shares		Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(21)		22,753,484	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 9.5%

Foreign Government Securities — 3.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 3.1%
Egypt Treasury Bill, 0.00%, 10/13/20	EGP	197,650	$12,093,690
Egypt Treasury Bill, 0.00%, 1/12/21	EGP	336,325	19,920,590
Egypt Treasury Bill, 0.00%, 3/30/21	EGP	163,300	9,444,423
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	397,350	22,925,761
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	503,900	28,197,768

Total Egypt			$92,582,232

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.4%
Georgia Treasury Bill, 0.00%, 10/8/20	GEL	625	$200,305
Georgia Treasury Bill, 0.00%, 12/3/20	GEL	2,968	939,994
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	8,533	2,675,130
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	21,479	6,700,063

Total Georgia			$10,515,492

Total Foreign Government Securities (identified cost $103,140,306)			$103,097,724

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/6/20(22)		$30,000	$29,999,819
U.S. Treasury Bill, 0.00%, 8/13/20(22)		25,000	24,999,496

Total U.S. Treasury Obligations (identified cost $54,998,308)			$54,999,315

Other — 4.2%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(23)		126,507,889	$126,495,239

Total Other (identified cost $126,501,129)			$126,495,239

Total Short-Term Investments (identified cost $284,639,743)			$284,592,278

Total Investments — 93.5% (identified cost $2,836,683,262)			$2,801,627,074

Securities Sold Short — (0.6)%

Common Stocks — (0.6)%

Security	Shares		Value
Ashmore Group PLC		(3,562,400)	$(18,224,099)

Total Common Stocks			$(18,224,099)

Total Securities Sold Short (proceeds $22,945,760)			$(18,224,099)

Other Assets, Less Liabilities — 7.1%			$212,875,219

Net Assets — 100.0%			$2,996,278,194

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Step coupon security. Interest rate represents the rate in effect at July 31, 2020.

(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $1,199,355,488 or 40.0% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $93,129,784 or 3.1% of the Portfolio’s net assets.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(11)	Amount is less than 0.05%.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(14)	Fixed-rate loan.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2020.

(18)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(19)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(20)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2020 of all interest only securities comprising the certificate.

(21)	Non-income producing security.

(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,225,133	USD	1,378,746	8/3/20	$64,400
EUR	65,843,986	USD	74,099,834	8/3/20	3,461,132
EUR	166,866,953	USD	193,281,992	8/3/20	3,279,044
EUR	44,864,539	USD	50,489,879	8/3/20	2,358,334
EUR	65,109,326	USD	75,416,133	8/3/20	1,279,440
EUR	40,339,055	USD	46,724,728	8/3/20	792,689
EUR	10,642,163	USD	11,976,531	8/3/20	559,412
EUR	18,864,344	USD	21,850,569	8/3/20	370,697
EUR	418,500	USD	470,974	8/3/20	21,999
EUR	418,500	USD	493,600	8/3/20	(627)
EUR	1,225,133	USD	1,444,983	8/3/20	(1,837)
EUR	10,642,163	USD	12,551,899	8/3/20	(15,956)
EUR	18,864,344	USD	22,249,550	8/3/20	(28,284)
EUR	40,339,055	USD	47,577,899	8/3/20	(60,482)
EUR	65,109,326	USD	76,793,195	8/3/20	(97,622)
EUR	65,843,986	USD	77,659,689	8/3/20	(98,723)
EUR	211,731,492	USD	249,726,708	8/3/20	(317,460)
USD	196,811,228	EUR	166,866,953	8/3/20	250,192
USD	77,659,689	EUR	65,843,986	8/3/20	98,723
USD	76,793,195	EUR	65,109,326	8/3/20	97,622
USD	52,915,481	EUR	44,864,539	8/3/20	67,268
USD	47,577,899	EUR	40,339,055	8/3/20	60,482
USD	22,249,550	EUR	18,864,344	8/3/20	28,284
USD	12,551,899	EUR	10,642,163	8/3/20	15,956
USD	1,444,983	EUR	1,225,133	8/3/20	1,837
USD	484,749	EUR	418,500	8/3/20	(8,224)
USD	1,419,071	EUR	1,225,133	8/3/20	(24,075)
USD	12,326,818	EUR	10,642,163	8/3/20	(209,125)
USD	21,229,649	EUR	18,864,344	8/3/20	(991,616)
USD	76,267,089	EUR	65,843,986	8/3/20	(1,293,877)
USD	45,396,968	EUR	40,339,055	8/3/20	(2,120,449)
USD	73,273,059	EUR	65,109,326	8/3/20	(3,422,514)
USD	238,279,445	EUR	211,731,492	8/3/20	(11,129,803)
BRL	46,118,000	USD	8,903,690	8/4/20	(62,982)
BRL	46,118,000	USD	8,863,221	8/4/20	(22,513)
EUR	130,223,295	USD	153,989,046	8/4/20	(592,432)
EUR	186,024,365	USD	219,973,811	8/4/20	(846,290)
USD	8,451,396	BRL	46,118,000	8/4/20	(389,313)
USD	8,863,221	BRL	46,118,000	8/4/20	22,513
USD	151,202,268	EUR	130,223,295	8/4/20	(2,194,347)
USD	208,958,192	EUR	186,024,365	8/4/20	(10,169,329)
NZD	11,176	USD	7,440	8/5/20	(28)
NZD	8,560,341	USD	5,687,790	8/5/20	(10,561)
NZD	12,668,496	USD	8,433,418	8/5/20	(31,654)
NZD	15,507,650	USD	10,323,443	8/5/20	(38,749)
USD	7,163	NZD	11,176	8/5/20	(249)
USD	8,119,084	NZD	12,668,496	8/5/20	(282,679)
USD	15,424,882	NZD	24,067,991	8/5/20	(537,042)
SGD	20,211,313	USD	14,601,440	8/6/20	108,395
USD	14,764,261	SGD	20,211,313	8/6/20	54,426

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	4,894,159	USD	5,488,065	8/7/20	$277,369
EUR	2,760,669	USD	3,110,419	8/7/20	141,715
EUR	719,731	USD	814,427	8/7/20	33,434
PHP	482,621,020	USD	9,481,749	8/7/20	337,726
USD	6,234,855	EUR	5,500,000	8/7/20	(244,274)
USD	91,955,922	EUR	81,117,776	8/7/20	(3,602,724)
USD	95,595,438	EUR	84,328,330	8/7/20	(3,745,316)
USD	64,447,538	EUR	59,269,462	8/7/20	(5,373,281)
USD	65,861,583	EUR	60,569,894	8/7/20	(5,491,176)
USD	77,904,736	EUR	71,645,433	8/7/20	(6,495,267)
USD	19,654	PHP	1,000,400	8/7/20	(700)
KRW	50,416,547,296	USD	41,397,994	8/10/20	894,333
KRW	38,896,293,295	USD	31,940,329	8/10/20	688,141
USD	24,807,090	KRW	30,265,890,398	8/10/20	(581,696)
USD	24,791,850	KRW	30,265,890,397	8/10/20	(596,936)
USD	23,510,096	KRW	28,781,059,796	8/10/20	(633,128)
EUR	58,040,232	USD	64,687,928	8/11/20	3,690,468
EUR	50,469,768	USD	56,295,746	8/11/20	3,163,730
USD	117,307,125	EUR	108,172,000	8/11/20	(10,132,541)
AUD	69,777,031	USD	48,873,507	8/12/20	980,091
USD	36,119,259	AUD	51,567,706	8/12/20	(724,322)
RUB	94,977,000	USD	1,323,529	8/14/20	(45,583)
USD	8,279,712	RUB	580,651,200	8/14/20	466,859
USD	7,850,197	RUB	549,860,000	8/14/20	451,650
USD	7,577,867	RUB	531,285,800	8/14/20	429,243
USD	6,967,746	RUB	488,763,000	8/14/20	391,279
USD	2,419,310	RUB	175,400,000	8/14/20	59,246
USD	6,254,575	RUB	464,840,000	8/14/20	—
USD	1,268,338	RUB	87,615,000	8/14/20	89,449
NZD	19,307,000	USD	12,609,363	8/17/20	195,327
USD	12,005,247	NZD	18,382,000	8/17/20	(185,969)
USD	18,924,168	NZD	28,976,000	8/17/20	(293,147)
NZD	9,160,000	USD	5,667,558	8/19/20	407,506
USD	4,478	NZD	7,478	8/19/20	(481)
USD	11,767,468	NZD	19,650,109	8/19/20	(1,264,810)
USD	13,031,232	NZD	21,760,427	8/19/20	(1,400,644)
USD	34,272,935	ZAR	579,312,000	8/19/20	438,261
USD	5,090,454	ZAR	86,300,000	8/19/20	50,109
USD	14,760,477	ZAR	257,067,000	8/19/20	(253,502)
ZAR	20,960,000	USD	1,257,069	8/19/20	(32,902)
ZAR	984,148,100	USD	58,050,533	8/19/20	(571,436)
JPY	260,000,000	USD	2,427,638	8/20/20	28,972
USD	173,655	JPY	18,575,600	8/20/20	(1,857)
EUR	1,886,502	USD	2,050,012	8/21/20	172,986
EUR	2,036,701	USD	2,289,517	8/21/20	110,472
USD	57,007,822	EUR	52,397,618	8/21/20	(4,735,989)
NZD	34,654	USD	23,028	8/24/20	(45)
NZD	28,491,576	USD	18,933,165	8/24/20	(36,961)
USD	18,327,637	NZD	27,580,347	8/24/20	35,779
JPY	10,603,787,512	USD	98,617,968	8/26/20	1,578,468
USD	55,187,547	JPY	5,933,979,731	8/26/20	(883,325)
USD	30,933,875	RUB	2,252,679,000	8/31/20	692,513

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	20,553,877,400	USD	17,188,103	9/2/20	$15,138
USD	8,895,619	BRL	46,118,000	9/2/20	66,229
USD	374,183,513	EUR	316,247,659	9/2/20	1,431,687
USD	10,323,520	NZD	15,507,650	9/3/20	38,396
USD	8,433,481	NZD	12,668,496	9/3/20	31,366
USD	7,440	NZD	11,176	9/3/20	28
AUD	80,310,346	USD	55,720,121	9/8/20	1,664,837
JPY	4,285,122,473	USD	39,326,580	9/9/20	1,170,907
NZD	16,432,000	USD	10,754,580	9/10/20	143,614
USD	12,979,876	NZD	19,832,047	9/10/20	(173,330)
USD	28,937,023	ZAR	496,840,000	9/15/20	3,623
PLN	238,229,500	USD	62,357,867	9/16/20	1,268,091
USD	60,430,444	PLN	238,229,500	9/16/20	(3,195,514)
USD	30,846,442	ZAR	585,740,000	9/17/20	(3,256,727)
ZAR	241,669,900	USD	12,726,904	9/17/20	1,343,690
CAD	11,490,204	USD	8,469,230	9/18/20	109,965
MXN	142,864,000	USD	6,349,229	9/21/20	30,847
USD	6,262,335	MXN	142,864,000	9/21/20	(117,741)
USD	199,836	PHP	10,009,400	9/30/20	(3,289)
GBP	35,063,000	USD	43,735,517	10/5/20	2,177,374
GBP	16,585,765	USD	20,688,105	10/5/20	1,029,958
KRW	27,676,477,231	USD	23,058,543	10/5/20	108,377
USD	2,789,477	GBP	2,150,000	10/5/20	(25,819)
CHF	62,004,040	USD	66,178,585	10/8/20	1,745,292
JPY	3,466,543,542	USD	32,216,049	10/8/20	558,535
NOK	611,769,100	USD	65,089,990	10/8/20	2,139,703
NZD	7,138,565	USD	4,675,867	10/8/20	58,635
USD	34,041,401	NOK	319,949,000	10/8/20	(1,119,043)
USD	24,537,517	NZD	37,461,000	10/8/20	(307,701)
USD	31,853,379	NZD	48,630,000	10/8/20	(399,442)
SEK	176,217,790	USD	19,291,982	10/15/20	792,403
USD	32,973,721	ZAR	576,440,000	10/19/20	(476,915)
KRW	9,881,621,800	USD	8,200,985	10/20/20	70,906
USD	14,603,692	SGD	20,211,313	10/28/20	(109,226)

					$(46,714,029)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CRC	1,727,600,000	USD	2,941,197	Citibank, N.A.	8/3/20	$10,755	$—
CRC	1,727,600,000	USD	2,943,101	Citibank, N.A.	8/3/20	8,851	—
EGP	76,533,000	USD	4,787,591	HSBC Bank USA, N.A.	8/3/20	4,707	—
EGP	76,533,000	USD	4,198,190	JPMorgan Chase Bank, N.A.	8/3/20	594,108	—
USD	3,004,522	CRC	1,727,600,000	Citibank, N.A.	8/3/20	52,570	—
USD	2,941,197	CRC	1,727,600,000	Citibank, N.A.	8/3/20	—	(10,755)
USD	4,763,959	EGP	76,533,000	HSBC Bank USA, N.A.	8/3/20	—	(28,339)
USD	4,787,591	EGP	76,533,000	JPMorgan Chase Bank, N.A.	8/3/20	—	(4,707)
EUR	7,186,839	HUF	2,498,246,000	Bank of America, N.A.	8/4/20	—	(79,246)
EUR	6,996,595	HUF	2,433,515,000	Bank of America, N.A.	8/4/20	—	(81,939)
EUR	27,920,543	HUF	9,803,810,000	Bank of America, N.A.	8/4/20	—	(643,880)
EUR	81,190,445	HUF	28,942,770,000	BNP Paribas	8/4/20	—	(3,357,366)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	6,109,118	HUF	2,110,591,000	Citibank, N.A.	8/4/20	$—	$(22,815)
EUR	6,218,142	HUF	2,147,219,000	Standard Chartered Bank	8/4/20	—	(19,672)
EUR	120,180,379	USD	135,068,324	Bank of America, N.A.	8/4/20	6,498,231	—
EUR	53,477,030	USD	61,220,771	Bank of America, N.A.	8/4/20	1,772,531	—
EUR	30,170,787	USD	33,908,344	Bank of America, N.A.	8/4/20	1,631,354	—
EUR	63,167,365	USD	73,115,151	Bank of America, N.A.	8/4/20	1,292,887	—
EUR	61,981,515	USD	71,742,549	Bank of America, N.A.	8/4/20	1,268,616	—
EUR	60,376,911	USD	69,885,248	Bank of America, N.A.	8/4/20	1,235,773	—
EUR	19,920,145	USD	22,387,852	Bank of America, N.A.	8/4/20	1,077,095	—
EUR	15,093,000	USD	16,962,721	Bank of America, N.A.	8/4/20	816,088	—
EUR	11,812,124	USD	13,275,410	Bank of America, N.A.	8/4/20	638,689	—
EUR	8,659,000	USD	9,731,677	Bank of America, N.A.	8/4/20	468,198	—
EUR	22,054,354	USD	25,527,539	Bank of America, N.A.	8/4/20	451,401	—
EUR	20,356,002	USD	23,561,727	Bank of America, N.A.	8/4/20	416,640	—
EUR	7,203,847	USD	8,164,826	Bank of America, N.A.	8/4/20	320,950	—
EUR	14,733,967	USD	17,054,316	Bank of America, N.A.	8/4/20	301,570	—
EUR	10,408,609	USD	12,047,788	Bank of America, N.A.	8/4/20	213,040	—
EUR	6,410,000	USD	7,419,466	Bank of America, N.A.	8/4/20	131,198	—
EUR	5,435,699	USD	6,291,729	Bank of America, N.A.	8/4/20	111,256	—
EUR	2,021,219	USD	2,303,189	Bank of America, N.A.	8/4/20	77,707	—
EUR	2,909,936	USD	3,368,201	Bank of America, N.A.	8/4/20	59,560	—
EUR	1,951,329	USD	2,258,630	Bank of America, N.A.	8/4/20	39,939	—
EUR	715,553	USD	814,936	Bank of America, N.A.	8/4/20	27,949	—
EUR	41,298,521	USD	46,389,968	BNP Paribas	8/4/20	2,257,652	—
EUR	110,801,617	USD	128,651,758	BNP Paribas	8/4/20	1,867,079	—
EUR	23,978,221	USD	26,934,352	BNP Paribas	8/4/20	1,310,809	—
EUR	19,421,678	USD	22,550,510	BNP Paribas	8/4/20	327,268	—
EUR	316,247,659	USD	373,962,857	BNP Paribas	8/4/20	—	(1,438,722)
EUR	29,660,324	USD	33,934,228	Citibank, N.A.	8/4/20	1,004,169	—
EUR	14,766,815	USD	16,602,860	Citibank, N.A.	8/4/20	791,719	—
EUR	6,898,326	USD	7,749,349	Citibank, N.A.	8/4/20	376,539	—
EUR	10,840,610	USD	12,402,688	Citibank, N.A.	8/4/20	367,016	—
EUR	3,434,789	USD	3,858,527	Citibank, N.A.	8/4/20	187,485	—
EUR	1,883,361	USD	2,115,705	Citibank, N.A.	8/4/20	102,802	—
EUR	1,857,095	USD	2,117,616	Citibank, N.A.	8/4/20	69,950	—
EUR	1,138,363	USD	1,298,269	Citibank, N.A.	8/4/20	42,666	—
EUR	2,997,135	USD	3,421,409	Morgan Stanley & Co. International PLC	8/4/20	109,068	—
EUR	900,016	USD	1,027,477	Morgan Stanley & Co. International PLC	8/4/20	32,698	—
EUR	4,969,756	USD	5,653,268	Standard Chartered Bank	8/4/20	200,859	—
EUR	6,745,751	USD	7,816,989	Standard Chartered Bank	8/4/20	129,173	—
EUR	2,399,110	USD	2,722,338	Standard Chartered Bank	8/4/20	103,695	—
EUR	5,252,068	USD	6,086,107	Standard Chartered Bank	8/4/20	100,571	—
EUR	1,670,188	USD	1,899,934	Standard Chartered Bank	8/4/20	67,465	—
EUR	2,181,456	USD	2,502,768	Standard Chartered Bank	8/4/20	66,879	—
EUR	1,236,178	USD	1,402,727	Standard Chartered Bank	8/4/20	53,430	—
EUR	1,715,232	USD	1,987,864	Standard Chartered Bank	8/4/20	32,595	—
EUR	123,647,446	USD	143,601,053	State Street Bank and Trust Company	8/4/20	2,049,537	—
EUR	89,402,450	USD	103,910,885	State Street Bank and Trust Company	8/4/20	1,400,789	—
EUR	65,843,986	USD	76,268,406	State Street Bank and Trust Company	8/4/20	1,292,560	—
EUR	10,642,163	USD	12,327,030	State Street Bank and Trust Company	8/4/20	208,913	—
EUR	1,225,133	USD	1,419,096	State Street Bank and Trust Company	8/4/20	24,050	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	418,500	USD	484,757	State Street Bank and Trust Company	8/4/20	$8,215	$—
EUR	3,847,178	USD	4,436,234	UBS AG	8/4/20	95,551	—
EUR	4,432,013	USD	5,130,152	UBS AG	8/4/20	90,540	—
EUR	1,730,012	USD	2,002,527	UBS AG	8/4/20	35,342	—
HUF	566,400,000	EUR	1,591,408	Bank of America, N.A.	8/4/20	62,711	—
HUF	5,325,790,000	EUR	15,392,999	Barclays Bank PLC	8/4/20	84,111	—
HUF	15,211,535,000	EUR	43,003,237	BNP Paribas	8/4/20	1,373,766	—
HUF	13,380,695,000	EUR	37,784,698	BNP Paribas	8/4/20	1,258,752	—
HUF	10,797,841,000	EUR	30,558,425	Standard Chartered Bank	8/4/20	936,564	—
HUF	2,653,890,000	EUR	7,511,153	Standard Chartered Bank	8/4/20	229,585	—
USD	2,193,059	EUR	1,951,329	Bank of America, N.A.	8/4/20	—	(105,510)
USD	3,585,188	EUR	3,190,010	Bank of America, N.A.	8/4/20	—	(172,486)
USD	7,204,071	EUR	6,410,000	Bank of America, N.A.	8/4/20	—	(346,593)
USD	26,860,437	EUR	23,205,902	Bank of America, N.A.	8/4/20	—	(474,970)
USD	10,903,183	EUR	9,701,376	Bank of America, N.A.	8/4/20	—	(524,560)
USD	12,183,545	EUR	10,840,610	Bank of America, N.A.	8/4/20	—	(586,159)
USD	16,559,210	EUR	14,733,967	Bank of America, N.A.	8/4/20	—	(796,675)
USD	53,499,743	EUR	46,220,759	Bank of America, N.A.	8/4/20	—	(946,030)
USD	103,813,678	EUR	89,402,450	Bank of America, N.A.	8/4/20	—	(1,497,996)
USD	33,400,427	EUR	29,718,855	Bank of America, N.A.	8/4/20	—	(1,606,918)
USD	64,355,880	EUR	57,262,235	Bank of America, N.A.	8/4/20	—	(3,096,206)
USD	67,856,403	EUR	60,376,911	Bank of America, N.A.	8/4/20	—	(3,264,619)
USD	215,320,040	EUR	186,024,365	Bank of America, N.A.	8/4/20	—	(3,807,481)
USD	373,962,857	EUR	316,247,659	BNP Paribas	8/4/20	1,438,722	—
USD	143,637,529	EUR	123,647,446	BNP Paribas	8/4/20	—	(2,013,061)
USD	26,273,338	EUR	22,964,298	Citibank, N.A.	8/4/20	—	(777,471)
USD	32,832,667	EUR	28,697,501	Citibank, N.A.	8/4/20	—	(971,573)
USD	88,403,692	EUR	77,269,538	Citibank, N.A.	8/4/20	—	(2,616,010)
USD	61,961,214	EUR	53,477,030	Morgan Stanley & Co. International PLC	8/4/20	—	(1,032,088)
USD	21,850,946	EUR	18,864,344	State Street Bank and Trust Company	8/4/20	—	(370,319)
USD	46,725,535	EUR	40,339,055	State Street Bank and Trust Company	8/4/20	—	(791,882)
USD	75,417,435	EUR	65,109,326	State Street Bank and Trust Company	8/4/20	—	(1,278,138)
USD	193,285,329	EUR	166,866,953	State Street Bank and Trust Company	8/4/20	—	(3,275,707)
USD	1,434,850	EUR	1,213,516	UBS AG	8/4/20	5,387	—
USD	2,283,397	CRC	1,315,442,000	Citibank, N.A.	8/6/20	35,762	—
USD	16,372,835	CNH	117,162,369	Bank of America, N.A.	8/7/20	—	(385,029)
USD	16,381,992	CNH	117,162,369	Goldman Sachs International	8/7/20	—	(375,872)
USD	9,893,142	CNH	70,801,161	UBS AG	8/7/20	—	(233,627)
USD	9,276,549	PHP	471,608,600	Australia and New Zealand Banking Group Limited	8/7/20	—	(318,866)
KRW	89,792,885,000	USD	75,130,173	Australia and New Zealand Banking Group Limited	8/10/20	193,314	—
UGX	4,905,440,000	USD	1,229,434	Citibank, N.A.	8/10/20	99,801	—
USD	6,943,842	THB	219,599,000	Standard Chartered Bank	8/10/20	—	(98,247)
USD	1,264,941	UGX	4,905,440,000	Citibank, N.A.	8/10/20	—	(64,294)
USD	1,802,773	CRC	1,040,200,000	Citibank, N.A.	8/12/20	25,578	—
USD	43,636,287	ZAR	737,277,000	Standard Chartered Bank	8/13/20	547,586	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	8,125,800	USD	493,114	Standard Chartered Bank	8/13/20	$—	$(18,218)
ZAR	107,260,000	USD	6,520,298	Standard Chartered Bank	8/13/20	—	(251,699)
UGX	6,873,248,000	USD	1,728,249	Standard Chartered Bank	8/14/20	132,884	—
USD	1,731,283	UGX	6,873,248,000	Standard Chartered Bank	8/14/20	—	(129,850)
USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(243,907)
THB	357,755,000	USD	11,139,810	Standard Chartered Bank	8/18/20	332,365	—
USD	4,187,685	UAH	117,653,000	Goldman Sachs International	8/21/20	—	(38,541)
USD	6,619,919	CNH	46,359,650	Citibank, N.A.	8/24/20	—	(3,803)
USD	15,104,077	THB	467,879,000	Standard Chartered Bank	8/24/20	100,782	—
USD	5,538,840	UAH	156,416,830	BNP Paribas	8/25/20	—	(74,427)
EUR	1,836,564	HUF	651,990,000	Bank of America, N.A.	8/26/20	—	(65,249)
EUR	27,467,840	HUF	9,584,120,000	Bank of America, N.A.	8/26/20	—	(404,406)
EUR	30,539,083	HUF	10,797,841,000	Standard Chartered Bank	8/26/20	—	(935,562)
HUF	21,033,951,000	EUR	60,048,535	Morgan Stanley & Co. International PLC	8/26/20	1,163,570	—
OMR	7,500,000	USD	19,223,868	BNP Paribas	8/27/20	246,284	—
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(568,454)
EUR	186,024,365	USD	215,444,490	Bank of America, N.A.	8/31/20	3,807,659	—
EUR	46,220,759	USD	53,530,665	Bank of America, N.A.	8/31/20	946,075	—
EUR	23,205,902	USD	26,875,962	Bank of America, N.A.	8/31/20	474,992	—
EUR	130,223,295	USD	151,286,913	BNP Paribas	8/31/20	2,196,946	—
EUR	2,909,936	USD	3,423,364	Citibank, N.A.	8/31/20	6,347	—
EUR	112,017	USD	129,965	Standard Chartered Bank	8/31/20	2,060	—
EUR	1,780,349	USD	2,094,618	UBS AG	8/31/20	3,738	—
USD	2,259,935	EUR	1,951,329	Bank of America, N.A.	8/31/20	—	(39,941)
USD	3,370,148	EUR	2,909,936	Bank of America, N.A.	8/31/20	—	(59,562)
USD	6,295,366	EUR	5,435,699	Bank of America, N.A.	8/31/20	—	(111,261)
USD	7,423,754	EUR	6,410,000	Bank of America, N.A.	8/31/20	—	(131,204)
USD	12,054,752	EUR	10,408,609	Bank of America, N.A.	8/31/20	—	(213,050)
USD	17,064,173	EUR	14,733,967	Bank of America, N.A.	8/31/20	—	(301,584)
USD	23,575,345	EUR	20,356,002	Bank of America, N.A.	8/31/20	—	(416,659)
USD	25,542,294	EUR	22,054,354	Bank of America, N.A.	8/31/20	—	(451,422)
USD	69,925,640	EUR	60,376,911	Bank of America, N.A.	8/31/20	—	(1,235,831)
USD	71,784,015	EUR	61,981,515	Bank of America, N.A.	8/31/20	—	(1,268,675)
USD	73,157,410	EUR	63,167,365	Bank of America, N.A.	8/31/20	—	(1,292,948)
USD	22,563,134	EUR	19,421,678	BNP Paribas	8/31/20	—	(327,655)
USD	128,723,779	EUR	110,801,617	BNP Paribas	8/31/20	—	(1,869,290)
USD	5,125,170	ZAR	94,170,000	Bank of America, N.A.	9/3/20	—	(365,872)
USD	6,539,871	ZAR	120,672,000	Credit Agricole Corporate and Investment Bank	9/3/20	—	(496,500)
ZAR	94,170,000	USD	5,126,812	Bank of America, N.A.	9/3/20	364,230	—
ZAR	120,672,000	USD	6,550,095	Credit Agricole Corporate and Investment Bank	9/3/20	486,276	—
USD	6,818,449	UAH	188,121,000	Bank of America, N.A.	9/9/20	89,764	—
USD	4,187,675	UAH	119,600,000	Bank of America, N.A.	9/21/20	—	(80,793)
THB	26,176,961	USD	845,857	Standard Chartered Bank	9/25/20	—	(6,503)
THB	31,781,013	USD	1,025,632	Standard Chartered Bank	9/25/20	—	(6,586)
THB	31,781,013	USD	1,025,690	Standard Chartered Bank	9/25/20	—	(6,644)
THB	31,781,013	USD	1,025,996	Standard Chartered Bank	9/25/20	—	(6,950)
THB	306,795,190	USD	9,913,487	Standard Chartered Bank	9/25/20	—	(76,214)
THB	372,474,937	USD	12,020,458	Standard Chartered Bank	9/25/20	—	(77,188)
THB	372,474,936	USD	12,021,137	Standard Chartered Bank	9/25/20	—	(77,868)
THB	372,474,937	USD	12,024,726	Standard Chartered Bank	9/25/20	—	(81,457)
USD	4,171,349	THB	128,951,000	Standard Chartered Bank	9/25/20	36,584	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	41,672,456	THB	1,301,660,001	Standard Chartered Bank	9/25/20	$—	$(64,785)
USD	43,319,280	CNH	307,240,000	Citibank, N.A.	10/9/20	—	(459,886)
USD	1,750,885	CRC	1,028,400,000	Citibank, N.A.	10/15/20	—	(5,092)
EUR	7,496,053	HUF	2,653,890,000	Standard Chartered Bank	10/19/20	—	(228,957)
HUF	2,653,890,000	EUR	7,563,269	BNP Paribas	10/19/20	149,653	—
USD	10,005,258	CNH	71,070,350	Citibank, N.A.	10/21/20	—	(114,692)
USD	1,773,625	CRC	1,041,100,000	Citibank, N.A.	10/21/20	—	(3,734)
USD	12,563,136	UAH	362,949,000	Bank of America, N.A.	10/21/20	—	(316,134)
USD	3,540,976	CRC	2,083,900,000	Citibank, N.A.	10/22/20	—	(16,543)
EGP	488,721,000	USD	29,891,193	HSBC Bank USA, N.A.	10/26/20	66,855	—
USD	2,932,609	CRC	1,727,600,000	Citibank, N.A.	10/30/20	—	(15,983)
EGP	193,874,000	USD	10,934,800	JPMorgan Chase Bank, N.A.	11/9/20	900,475	—
USD	11,726,841	EGP	193,874,000	HSBC Bank USA, N.A.	11/9/20	—	(108,434)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,927,528)
EGP	163,263,000	USD	9,348,010	Citibank, N.A.	12/24/20	489,334	—
USD	2,175,345	EGP	36,263,000	Goldman Sachs International	12/24/20	—	(9,667)
EGP	786,746,000	USD	45,938,690	Goldman Sachs International	2/8/21	852,340	—
USD	43,500,452	EGP	786,746,000	HSBC Bank USA, N.A.	2/8/21	—	(3,290,578)
TRY	15,300,000	USD	2,021,581	Citibank, N.A.	2/26/21	—	(70,202)
TRY	29,589,900	USD	3,958,602	Citibank, N.A.	2/26/21	—	(184,673)
TRY	19,154,911	USD	2,562,496	Standard Chartered Bank	2/26/21	—	(119,457)
TRY	122,354,400	USD	16,350,370	Standard Chartered Bank	2/26/21	—	(745,153)
TRY	203,778,000	USD	27,250,334	Standard Chartered Bank	2/26/21	—	(1,260,259)
TRY	203,750,000	USD	27,250,234	Standard Chartered Bank	2/26/21	—	(1,263,730)
USD	21,734,832	TRY	151,656,000	Standard Chartered Bank	2/26/21	2,392,455	—
USD	17,388,063	TRY	121,031,800	Standard Chartered Bank	2/26/21	1,951,532	—
USD	17,388,173	TRY	121,062,200	Standard Chartered Bank	2/26/21	1,947,764	—
USD	10,867,504	TRY	76,002,500	Standard Chartered Bank	2/26/21	1,174,060	—
USD	10,102,502	TRY	76,610,000	Standard Chartered Bank	2/26/21	331,577	—
USD	3,517,498	TRY	25,530,000	Standard Chartered Bank	2/26/21	261,373	—
USD	2,840,198	TRY	21,000,000	Standard Chartered Bank	2/26/21	161,835	—
USD	41,519	TRY	289,500	Standard Chartered Bank	2/26/21	4,596	—
USD	1,387,729	EGP	24,202,000	Goldman Sachs International	3/8/21	—	(42,033)
USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	—	(89,267)
USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	—	(89,267)
USD	15,116,251	BHD	5,726,036	Standard Chartered Bank	3/11/21	—	(33,600)
USD	12,596,983	SAR	47,604,000	Standard Chartered Bank	3/11/21	—	(71,810)
USD	13,934,265	OMR	5,681,000	BNP Paribas	3/15/21	—	(695,019)
USD	20,203,166	BHD	7,651,000	Standard Chartered Bank	3/16/21	—	(38,700)
USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(165,676)
AED	400,000,000	USD	108,663,171	BNP Paribas	4/8/21	154,050	—
USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(89,383)
USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(156,997)
USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(168,927)
USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(327,306)
USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(308,911)
USD	15,022,295	TRY	115,376,332	Standard Chartered Bank	5/17/21	889,966	—
USD	27,894,973	TRY	223,634,000	Standard Chartered Bank	5/17/21	502,273	—
USD	8,368,540	TRY	66,080,500	Standard Chartered Bank	5/17/21	274,407	—
USD	5,579,001	TRY	43,572,000	Standard Chartered Bank	5/17/21	241,912	—
USD	5,579,028	TRY	43,628,000	Standard Chartered Bank	5/17/21	235,079	—
USD	5,578,968	TRY	43,767,000	Standard Chartered Bank	5/17/21	217,992	—
USD	5,579,007	TRY	44,222,000	Standard Chartered Bank	5/17/21	162,300	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,947,518	TRY	112,682,000	Standard Chartered Bank	5/17/21	$145,215	$—
USD	460,958	TRY	3,565,565	Standard Chartered Bank	5/17/21	24,216	—
USD	6,119,316	GHS	41,183,000	ICBC Standard Bank plc	5/24/21	—	(230,126)
USD	2,625,328	GHS	17,596,000	Standard Chartered Bank	5/24/21	—	(87,558)
USD	1,300,599	GHS	8,688,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(37,142)
USD	1,097,978	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(28,678)
USD	3,571,810	GHS	24,074,000	Standard Chartered Bank	6/4/21	—	(126,578)
USD	3,542,668	GHS	24,037,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(146,445)
USD	2,216,842	GHS	14,742,000	ICBC Standard Bank plc	6/14/21	—	(40,583)
USD	1,288,576	GHS	8,685,000	Standard Chartered Bank	6/16/21	—	(40,488)
USD	1,286,476	GHS	8,685,000	Standard Chartered Bank	6/18/21	—	(41,729)
USD	1,772,761	GHS	11,975,000	ICBC Standard Bank plc	6/21/21	—	(56,814)
USD	1,639,881	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/23/21	—	(42,700)
USD	2,269,357	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(42,729)
USD	2,250,827	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(20,629)
USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	—	(6,400)
USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	—	(169,109)
USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	—	(95,199)
USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	—	(16,173)
USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	—	(24,076)
USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	—	(23,831)
USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(79,224)
USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	—	(26,439)
USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(25,517)
USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	—	(1,766)
USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	142,585	—
USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	76,046	—
USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(41,432)
USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(877,702)
USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(228,822)
USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(533,330)
USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(140,012)
USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(108,010)
USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(180,144)
USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	—	(120,829)
USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	—	(176,152)
USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	—	(165,830)

						$64,760,832	$(65,716,180)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/2/20	COP	59,638,100	Republic of Colombia, 10%, 7/24/24	Goldman Sachs International	$15,988,767	$297,567
9/2/20	COP	44,457,500	Republic of Colombia, 10%, 7/24/24	Goldman Sachs International	12,439,144	(288,265)
9/2/20	COP	15,180,600	Republic of Colombia, 10%, 7/24/24	Goldman Sachs International	4,228,579	(99,196)

						$(89,894)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	118	Long	9/18/20	$19,254,650	$1,188,236
TOPIX Index	116	Long	9/10/20	16,399,225	(1,321,555)
MSCI Emerging Markets Index	(274)	Short	9/18/20	(14,649,410)	(1,199,473)

Interest Rate Futures
Australia 10-Year Bond	569	Long	9/15/20	60,756,130	429,507
Euro-Bobl	(379)	Short	9/8/20	(60,376,991)	(486,731)
Euro-Bund	(67)	Short	9/8/20	(14,010,357)	(273,091)
Euro-Buxl	(120)	Short	9/8/20	(31,782,051)	(1,420,382)
U.S. 10-Year Treasury Note	(17)	Short	9/21/20	(2,381,328)	(30,046)
U.S. Long Treasury Bond	(37)	Short	9/21/20	(6,744,406)	(190,867)
U.S. Ultra-Long Treasury Bond	(41)	Short	9/21/20	(9,335,187)	(202,428)

					$(3,506,830)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	56,810	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	0.62% (pays upon termination)	3/15/28	$(960,336)
EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(1,382,287)
EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,428,247)
EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,436,050)
EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,515,976)
EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(2,393,788)
EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	2,654,144
EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	2,677,340
EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	2,707,481
EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	2,982,236
EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	4,646,770
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	1,042,229
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	1,022,205
EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	3,205,760
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(587,844)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	43,660	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	1.00% (pays upon termination)	3/12/27	$(1,506,415)
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(2,053,911)
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(969,361)
USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(1,184,973)
USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	3,668,882
USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(6,812,525)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(705,728)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	(681,660)
USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(819,580)
USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(847,546)
USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(851,531)
USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(885,035)
USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(3,139,068)
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(1,788,434)

							$(7,343,248)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$(3,098,495)

							$(3,098,495)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	2,244,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	$1,747,425	$—	$1,747,425
CAD	84,020	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(3,020,797)	—	(3,020,797)
CAD	36,300	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(1,346,799)	—	(1,346,799)
CAD	41,620	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(1,554,264)	—	(1,554,264)
CAD	46,740	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays quarterly)	6/5/25	(351,616)	—	(351,616)
CLP	18,211,700	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.53% (pays semi-annually)	5/11/25	(665,966)	—	(665,966)
CLP	8,969,940	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	5/13/25	(297,328)	—	(297,328)
CLP	8,969,940	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.41% (pays semi-annually)	5/14/25	(258,218)	—	(258,218)
CLP	17,939,880	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.35% (pays semi-annually)	5/15/25	(461,273)	—	(461,273)
CLP	26,094,380	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.24% (pays semi-annually)	5/19/25	(466,453)	—	(466,453)
CNY	793,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	(77,030)	—	(77,030)
CNY	820,290	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	(79,681)	—	(79,681)
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	(895,266)	—	(895,266)
COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	(187,103)	—	(187,103)
COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	(841,511)	—	(841,511)
COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	3.49% (pays quarterly)	5/13/25	(67,071)	—	(67,071)
COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	(73,920)	—	(73,920)
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	87,914	—	87,914
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	182,143	—	182,143
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	329,149	—	329,149
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	213,192	—	213,192
EUR	3,569	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	32,338	(4)	32,334
EUR	1,300	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	11,853	(25)	11,828
EUR	9,682	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(395,502)	35,408	(360,094)
EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(224,563)	56,317	(168,246)
EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(220,471)	(16)	(220,487)
EUR	9,853	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(242,151)	(16)	(242,167)
EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(17,596)	8	(17,588)
EUR	3,520	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(551,284)	(1)	(551,285)
EUR	2,975	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(473,079)	47	(473,032)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	3,472	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	$(557,223)	$—	$(557,223)
EUR	867	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(138,032)	—	(138,032)
EUR	1,487	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(243,103)	—	(243,103)
EUR	6,319	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(985,324)	(2)	(985,326)
EUR	5,470	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(820,799)	(2)	(820,801)
EUR	6,548	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(899,833)	62	(899,771)
EUR	30,400	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(3,533,688)	8	(3,533,680)
EUR	4,758	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(464,002)	(57)	(464,059)
EUR	13,498	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(872,889)	(12)	(872,901)
GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(6,523,984)	—	(6,523,984)
GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(5,789,241)	—	(5,789,241)
KRW	32,813,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	(16,553)	—	(16,553)
KRW	24,609,560	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	(7,238)	—	(7,238)
NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,524,790	—	2,524,790
NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	1,378,430	—	1,378,430
NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,431,830	—	1,431,830
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(12,379,997)	—	(12,379,997)
NZD	41,300	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,434,217)	—	(5,434,217)
SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	2,661,771	—	2,661,771
SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,816,147	—	1,816,147
SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,791,577	—	1,791,577
SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	887,626	—	887,626
SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	777,538	—	777,538
SGD	44,090	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	945,914	—	945,914
SGD	15,065	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	316,145	—	316,145
SGD	8,815	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	191,344	—	191,344
USD	4,370	Receives	3-month USD-LIBOR (pays quarterly)	0.28% (pays semi-annually)	6/1/23	(12,264)	—	(12,264)
USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(200,470)	—	(200,470)
USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(853,808)	—	(853,808)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	$(13,967)	$—	$(13,967)
USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(106,122)	—	(106,122)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(41,309)	—	(41,309)
USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(51,484)	—	(51,484)
USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(76,170)	—	(76,170)
USD	2,200	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(138,683)	—	(138,683)
USD	1,446	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(85,725)	—	(85,725)
USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(553,567)	—	(553,567)
USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(341,524)	—	(341,524)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(62,202)	—	(62,202)
USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(164,854)	—	(164,854)
USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(434,270)	—	(434,270)
USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(44,705)	—	(44,705)
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(97,969)	—	(97,969)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(21,018)	—	(21,018)
USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	500,933	—	500,933
USD	21,932	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	4/17/25	(307,636)	—	(307,636)
USD	5,118	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	4/20/25	(63,059)	—	(63,059)
USD	6,240	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/23/25	(72,227)	—	(72,227)
USD	4,634	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	(18,873)	—	(18,873)
USD	3,890	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/15/25	(17,581)	—	(17,581)
USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	(7,539)	—	(7,539)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/19/25	(2,555)	—	(2,555)
USD	1,900	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	5/26/25	(11,658)	—	(11,658)
USD	3,742	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	(32,994)	—	(32,994)
USD	14,000	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(96,917)	—	(96,917)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	$(5,368,763)	$—	$(5,368,763)
USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	2,066,076	—	2,066,076
USD	4,010	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	5/26/27	(39,666)	—	(39,666)
USD	1,780	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	5/29/27	(18,102)	—	(18,102)
USD	1,780	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	5/29/27	(17,670)	—	(17,670)
USD	1,350	Receives	3-month USD-LIBOR (pays quarterly)	0.49% (pays semi-annually)	6/2/27	(11,547)	—	(11,547)
USD	2,716	Receives	3-month USD-LIBOR (pays quarterly)	0.49% (pays semi-annually)	6/3/27	(24,560)	—	(24,560)
USD	6,513	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	(58,437)	—	(58,437)
USD	4,370	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	(65,658)	—	(65,658)
USD	2,500	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/29/30	(37,505)	—	(37,505)
USD	2,975	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	(52,562)	—	(52,562)
USD	1,925	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	(27,238)	—	(27,238)
USD	27,770	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	(654,215)	—	(654,215)
USD	8,783	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	(241,338)	—	(241,338)
USD	1,170	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	(29,642)	—	(29,642)
USD	6,441	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	(111,149)	—	(111,149)
USD	2,341	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	(50,959)	—	(50,959)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.75% (pays semi-annually)	6/18/30	(23,339)	—	(23,339)
USD	20,406	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(414,269)	—	(414,269)
USD	10,592	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(208,274)	—	(208,274)
USD	5,479	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(107,197)	—	(107,197)
USD	3,200	Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	6/23/30	(49,750)	—	(49,750)
USD	9,962	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/26/30	(167,566)	—	(167,566)
USD	8,722	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	(131,556)	—	(131,556)
USD	3,282	Receives	3-month USD-LIBOR (pays quarterly)	0.64% (pays semi-annually)	6/30/30	(37,639)	—	(37,639)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.63% (pays semi-annually)	6/30/30	(10,712)	—	(10,712)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	6,830	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	$(67,445)	$—	$(67,445)
USD	1,702	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(428,673)	—	(428,673)
USD	1,474	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(375,585)	—	(375,585)
USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(549,919)	—	(549,919)
USD	684	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(142,215)	—	(142,215)
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(65,783)	—	(65,783)
USD	4,718	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(1,121,367)	—	(1,121,367)
USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(798,647)	—	(798,647)
USD	930	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(260,023)	—	(260,023)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(284,268)	—	(284,268)
USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(702,047)	—	(702,047)
USD	3,153	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(982,018)	—	(982,018)
USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(489,387)	—	(489,387)
USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(455,140)	—	(455,140)
USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(318,617)	—	(318,617)
USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(244,641)	—	(244,641)
USD	9,720	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	536,995	—	536,995
USD	5,480	Receives	3-month USD-LIBOR (pays quarterly)	1.10% (pays semi-annually)	6/11/50	(496,457)	—	(496,457)
USD	5,060	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(223,336)	—	(223,336)
USD	1,960	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(84,121)	—	(84,121)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	(60,292)	—	(60,292)
USD	660	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	(36,086)	—	(36,086)
USD	4,000	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	(222,117)	—	(222,117)
USD	9,369	Receives	3-month USD-LIBOR (pays quarterly)	1.03% (pays semi-annually)	6/19/50	(668,459)	—	(668,459)
USD	1,481	Receives	3-month USD-LIBOR (pays quarterly)	1.00% (pays semi-annually)	6/22/50	(93,815)	—	(93,815)

Total						$(52,064,856)	$91,715	$(51,973,141)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$317,297
Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	2,647,996
Goldman Sachs International	RUB	4,115,770	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.26% (pays annually)	3/30/25	5,839,808
Goldman Sachs International	RUB	1,459,230	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.36% (pays annually)	3/31/25	2,157,858
Goldman Sachs International	RUB	2,278,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	2,206,101
Goldman Sachs International	RUB	1,252,900	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	194,587
Goldman Sachs International	RUB	1,127,038	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	63,070
Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	3,441,410

							$16,868,127

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$6,050	1.00% (pays quarterly)(1)	6/20/21	1.63%	$(27,191)	$160,806	$133,615
Turkey	62,940	1.00 (pays quarterly)(1)	6/20/21	4.49	(1,856,180)	2,243,815	387,635

Total	$68,990				$(1,883,371)	$2,404,621	$521,250

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$49,813	1.00% (pays quarterly)(1)	6/20/25	$2,633,461	$(5,101,868)	$(2,468,407)
Malaysia	178,733	1.00% (pays quarterly)(1)	6/20/25	(3,826,860)	(1,195,202)	(5,022,062)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	22,846	(21,395)	1,451
Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(989,112)	(9,073)	(998,185)
Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(412,920)	(781,990)	(1,194,910)
Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(412,938)	(782,117)	(1,195,055)
Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(996,171)	(1,777,984)	(2,774,155)
Russia	138,897	1.00% (pays quarterly)(1)	6/20/25	141,633	(11,730,293)	(11,588,660)
Saudi Arabia	64,300	1.00% (pays quarterly)(1)	6/20/30	2,219,936	(5,721,012)	(3,501,076)
South Africa	17,219	1.00% (pays quarterly)(1)	6/20/21	74,069	(296,410)	(222,341)
South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	294,279	68,355	362,634
South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	6,562,871	(4,233,349)	2,329,522
South Africa	77,400	1.00% (pays quarterly)(1)	6/20/30	16,296,904	(15,920,689)	376,215
Turkey	145,479	1.00% (pays quarterly)(1)	6/20/25	27,676,125	(28,876,359)	(1,200,234)

Total				$49,284,123	$(76,379,386)	$(27,095,263)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Greece	Bank of America, N.A.	$20,583	1.00% (pays quarterly)(1)	6/20/25	1.60%	$(558,291)	$887,158	$328,867
Greece	Bank of America, N.A.	8,123	1.00% (pays quarterly)(1)	6/20/25	1.60	(219,876)	444,636	224,760
Greece	Bank of America, N.A.	2,839	1.00% (pays quarterly)(1)	6/20/25	1.60	(76,847)	134,670	57,823
Greece	Citibank, N.A.	21,886	1.00% (pays quarterly)(1)	6/20/25	1.60	(592,418)	1,127,192	534,774

Total		$53,431				$(1,447,432)	$2,593,656	$1,146,224

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$9,572	1.00% (pays quarterly)(1)	12/20/24	$265,052	$(139,669)	$125,383
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	175,778	(92,546)	83,232
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	1,153,384	(783,717)	369,667
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	1,235,416	(841,176)	394,240
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	1,006,224	(338,118)	668,106
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	1,051,331	(369,384)	681,947
Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	4,296,201	(3,021,030)	1,275,171
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(6,514)	(2,481)	(8,995)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(38,126)	(9,877)	(48,003)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(41,855)	613	(41,242)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(130,162)	7,629	(122,533)
South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	407,978	(221,540)	186,438
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	139,337	(80,006)	59,331
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	209,005	(158,145)	50,860
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,719,554	(1,605,341)	114,213
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	316,166	(265,486)	50,680
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	418,010	(315,869)	102,141
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	85,553	(62,617)	22,936
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	234,599	(150,304)	84,295
South Africa	HSBC Bank USA, N.A.	58,700	1.00% (pays quarterly)(1)	6/20/29	11,179,493	(6,592,274)	4,587,219
Ukraine	Barclays Bank PLC	145,588	5.00% (pays quarterly)(1)	6/20/25	2,071,671	(23,388,017)	(21,316,346)
Ukraine	JPMorgan Chase Bank, N.A.	4,575	5.00% (pays quarterly)	12/20/24	44,943	—	44,943
Ukraine	JPMorgan Chase Bank, N.A.	4,560	5.00% (pays quarterly)(1)	12/20/24	44,796	16,576	61,372

Total					$25,837,834	$(38,412,779)	$(12,574,945)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $122,421,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	64,200	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	8/20/20	$62,871
Citibank, N.A.	USD	55,000	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	8/20/20	63,274
Citibank, N.A.	USD	50,400	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	8/20/20	116,214
Goldman Sachs International	PEN	66,454	Total Return on Peru Government Bond, 6.95% due 8/12/31 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 145 bp on $18,959,772 (pays monthly) plus USD equivalent of Notional Amount at termination date	9/22/20	646,781
Goldman Sachs International	PEN	94,933	Total Return on Peru Government Bond, 5.94% due 2/12/29 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 145 bp on $26,961,943 (pays monthly) plus USD equivalent of Notional Amount at termination date	9/23/20	1,294,826
Goldman Sachs International	PEN	66,453	Total Return on Peru Government Bond, 6.90% due 8/12/37 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 145 bp on $18,932,479 (pays monthly) plus USD equivalent of Notional Amount at termination date	9/24/20	533,442

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	CNY	51,277	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $7,327,161 (pays quarterly)	10/16/20	$357,395
UBS AG	CNY	72,743	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.75% on $10,256,134 (pays quarterly)	8/12/20	2,687,586

						$5,762,389

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	597	CLP	17,170,562	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.62)% (pays semi-annually)	5/8/25	$538,059
Goldman Sachs International	CLF	299	CLP	8,586,125	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.74)% (pays semi-annually)	5/13/25	197,151
Goldman Sachs International	CLF	299	CLP	8,586,153	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.86)% (pays semi-annually)	5/14/25	126,051
Goldman Sachs International	CLF	598	CLP	17,172,249	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.93)% (pays semi-annually)	5/15/25	163,419
Goldman Sachs International	CLF	860	CLP	24,696,839	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(1.09)% (pays semi-annually)	5/19/25	(35,728)

								$988,952

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2020 were $44,047,121 or 1.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2020 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	5/28/2020	On Demand	(1)	2.50%	$10,416,796	$10,463,093
Barclays Bank PLC	5/28/2020	On Demand	(1)	2.50%	8,898,026	8,937,573
Barclays Bank PLC	5/28/2020	8/5/2020		2.50%	22,310,918	22,410,078
JPMorgan Chase Bank, N.A.	7/1/2020	On Demand	(1)	1.50%	7,166,842	7,175,801
JPMorgan Chase Bank, N.A.	7/2/2020	On Demand	(1)	1.45%	26,262,162	26,292,838
JPMorgan Chase Bank, N.A.	7/2/2020	On Demand	(1)	1.75%	13,119,228	13,137,722
Nomura International PLC	5/28/2020	On Demand	(1)	1.55%	27,473,040	27,548,743
Nomura International PLC	5/28/2020	On Demand	(1)	1.75%	13,545,648	13,587,790
Nomura International PLC	5/28/2020	On Demand	(1)	1.75%	8,521,250	8,547,761

Total					$137,713,910	$138,101,399

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At July 31, 2020, the remaining contractual maturity of open reverse repurchase agreements was as follows: overnight and continuous ($115,402,992) and up to 30 days ($22,310,918). At July 31, 2020, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign debt having an aggregate market value of $185,318,274.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2020.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $126,495,239, which represents 4.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$172,862,422	$1,863,247,077	$(1,909,657,090)	$65,954	$(23,124)	$126,495,239	$1,069,533	126,507,889

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$2,013,503,320		$—	$2,013,503,320
Foreign Corporate Bonds	—	104,936,914		53,570,611	158,507,525
Sovereign Loans	—	129,154,640		—	129,154,640
Senior Floating-Rate Loans	—	—		1,381,786	1,381,786
Loan Participation Notes	—	—		49,181,410	49,181,410
Collateralized Mortgage Obligations	—	10,466,035		—	10,466,035
U.S. Government Guaranteed Small Business Administration Loans	—	34,353,832		—	34,353,832
Common Stocks	—	120,486,248	*	—	120,486,248
Warrants	—	—		0	0
Short-Term Investments —
Foreign Government Securities	—	103,097,724		—	103,097,724
U.S. Treasury Obligations	—	54,999,315		—	54,999,315
Other	—	126,495,239		—	126,495,239
Total Investments	$—	$2,697,493,267		$104,133,807	$2,801,627,074
Forward Foreign Currency Exchange Contracts	$—	$109,558,404		$—	$109,558,404
Non-deliverable Bond Forward Contracts	—	297,567		—	297,567
Futures Contracts	1,617,743	—		—	1,617,743
Swap Contracts	—	150,669,988		—	150,669,988
Total	$1,617,743	$2,958,019,226		$104,133,807	$3,063,770,776

Liability Description	Level 1	Level 2	Level 3	Total
Securities Sold Short	$—	$(18,224,099)	$—	$(18,224,099)
Forward Foreign Currency Exchange Contracts	—	(157,227,781)	—	(157,227,781)
Non-deliverable Bond Forward Contracts	—	(387,461)	—	(387,461)
Futures Contracts	(3,803,018)	(1,321,555)	—	(5,124,573)
Swap Contracts	—	(117,765,965)	—	(117,765,965)
Total	$(3,803,018)	$(294,926,861)	$—	$(298,729,879)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Credit Linked Notes	Investments in Warrants	Total
Balance as of October 31, 2019	$35,366,583	$16,752,410	$—	$2,306,101	$0	$54,425,094
Realized gains (losses)	(3,732,599)	—	—	(1,010,268)	—	(4,742,867)
Change in net unrealized appreciation (depreciation)	2,959,155	(4,120,159)	105,814	311,385	—	(743,805)
Cost of purchases	1,629,464	40,311,387	49,107,348	—	—	91,048,199
Proceeds from sales	(35,818,496)	—	—	(1,629,464)	—	(37,447,960)
Accrued discount (premium)	977,679	—	(31,752)	22,246	—	968,173
Transfers to Level 3(1)	—	626,973	—	—	—	626,973
Transfers from Level 3	—	—	—	—	—	—

Balance as of July 31, 2020	$1,381,786	$53,570,611	$49,181,410	$—	$0	$104,133,807

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2020	$(1,225,357)	$(4,120,159)	$105,814	$—	$—	$(5,239,702)

(1)	Transferred into Level 3 as a result of the unavailability of significant observable valuation inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of matrix pricing.

Valuation – Derivatives

Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Non-Deliverable Bond Forward Contracts

The Portfolio may enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.